SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) $ in Millions	12 Months Ended
Dec. 31, 2020 USD ($)
Significant Accounting Policies [Line Items]
Useful lives or depreciation rates, property, plant and equipment	Plant and equipment are recorded at cost and amortized using either the straight-line method at rates varying from 5% to 30% annually
Equipment loans	$ 2.0